Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Loans, net of allowance for loan losses of $24,525 and $22,177, respectively	$ 1,098,733	$ 1,073,091
Securities:
Held-to-maturity, at amortized cost (market value $15,266 and $13,690, respectively)	14,464	13,396
Available-for-sale, at market (amortized cost $309,329 and $282,453, respectively)	310,731	277,032
Total securities	325,195	290,428
Loans held for sale	14,775	7,845
Federal funds sold	13,215	3,225
Restricted equity securities, at cost	3,012	3,012
Total earning assets	1,454,930	1,377,601
Cash and due from banks	40,959	35,057
Premises and equipment, net	35,437	31,941
Accrued interest receivable	5,930	6,252
Deferred income taxes	8,488	9,629
Other real estate	19,117	13,741
Goodwill	4,805	4,805
Other intangible assets, net	112	508
Other assets	7,592	8,572
Total assets	1,577,370	1,488,106
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	1,406,042	1,331,282
Securities sold under repurchase agreements	7,419	6,536
Accrued interest and other liabilities	6,561	5,955
Total liabilities	1,420,022	1,343,773
Stockholders' equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,304,186 and 7,225,088 shares issued and outstanding, respectively	14,608	14,450
Additional paid-in capital	46,734	43,790
Retained earnings	95,141	89,439
Net unrealized gains (losses) on available-for-sale securities, net of income taxes of $537 and $2,075, respectively	865	(3,346)
Total stockholders' equity	157,348	144,333
COMMITMENTS AND CONTINGENCIES
Total liabilities and stockholders' equity	$ 1,577,370	$ 1,488,106